Note 6 - Credit Assets, Net of Allowance for Credit Losses - Maturities and Yields (Details) - CAD ($)	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Total credit assets	$ 5,066,378,000
Loans [member]
Statement Line Items [Line Items]
Total credit assets	$ 5,050,239	$ 4,217,642
Average effective yield	5.96%	6.56%
Loans [member] | Not later than three months [member]
Statement Line Items [Line Items]
Total credit assets	$ 86,239
Average effective yield	5.86%
Loans [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Total credit assets	$ 336,196
Average effective yield	5.29%
Loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total credit assets	$ 417,528
Average effective yield	5.74%
Loans [member] | Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Total credit assets	$ 2,797,605
Average effective yield	5.85%
Loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Total credit assets	$ 593,411
Average effective yield	6.38%
Loans [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Total credit assets	$ 819,260
Average effective yield	6.42%